November 14, 2011

BNY Mellon Funds Trust

-BNY Mellon Mid Cap Stock Fund

-BNY Mellon National Intermediate Municipal Bond Fund

-BNY Mellon Massachusetts Intermediate Municipal Bond Fund

(Dreyfus Premier Shares)

Supplement to Prospectus

dated December 31, 2010

            Effective on or about March 13, 2012 (the “Effective Date”), Dreyfus Premier shares of each fund will convert to Investor shares of the same fund.  In the conversion, each holder of Dreyfus Premier shares of a fund will receive Investor shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Dreyfus Premier shares.  Thereafter, each fund will no longer offer Dreyfus Premier shares.

            The conversion of Dreyfus Premier shares to Investor shares of a fund will not be a taxable event for federal income tax purposes.  No CDSC will be imposed at the time of the conversion. Holders of a fund’s Dreyfus Premier shares who receive Investor shares of the fund in the conversion will be eligible to make additional investments in the fund’s Investor shares.

            As of the Effective Date, you may exchange your Investor shares of a fund received in the conversion and shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in a special account created solely from a prior exchange of a fund’s Dreyfus Premier shares (an “Exchange Account”) for Investor shares of the funds and for Investor shares of other series of the Trust, including the Trust’s money market series.  Class B shares of General Money Market Fund, Inc. (the “General Fund”) held in an Exchange Account will convert to the General Fund’s Class A shares as of the Effective Date.  Such Class A shares of the General Fund received in the conversion also may be exchanged for Investor shares of a fund and other series of the Trust.  No CDSC will be charged on any of these exchanges.

November 14, 2011

BNY Mellon Funds Trust

-BNY Mellon Mid Cap Stock Fund

-BNY Mellon National Intermediate Municipal Bond Fund

-BNY Mellon Massachusetts Intermediate Municipal Bond Fund

(Dreyfus Premier Shares)

Supplement to Statement of Additional Information

dated December 31, 2010

            Effective on or about March 13, 2012 (the “Effective Date”), Dreyfus Premier shares of each Fund will convert to Investor shares of the same Fund.  In the conversion, each holder of Dreyfus Premier shares of a Fund will receive Investor shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Dreyfus Premier shares.  Thereafter, each Fund will no longer offer Dreyfus Premier shares.

            The conversion of Dreyfus Premier shares to Investor shares of a Fund will not be a taxable event for federal income tax purposes.  No CDSC will be imposed at the time of the conversion. Holders of a Fund’s Dreyfus Premier shares who receive Investor shares of the Fund in the conversion will be eligible to make additional investments in the Fund’s Investor shares.

            As of the Effective Date, you may exchange your Investor shares of a Fund received in the conversion and shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in a special account created solely from a prior exchange of a Fund’s Dreyfus Premier shares (an “Exchange Account”) for Investor shares of the Funds and for Investor shares of other series of the Trust, including the Trust’s money market series.  Class B shares of General Money Market Fund, Inc. (the “General Fund”) held in an Exchange Account will convert to the General Fund’s Class A shares as of the Effective Date.  Such Class A shares of the General Fund received in the conversion also may be exchanged for Investor shares of a Fund and other series of the Trust.  No CDSC will be charged on any of these exchanges.